Securities - Proceeds from Sales of Securities, Gross Realized Gains and Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amortized Cost and Fair Value Debt Securities [Abstract]
Sale proceeds		$ 18,088	$ 8,686
Gross realized gains		113	144
Gross realized losses		(1)	(89)
Gains (losses) from securities called or settled by the issuer	$ (18)	$ 1	$ 149